Long Term Debt (Revolving credit facilities, outstanding borrowings and available capacity) (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Debt Instrument [Line Items]
Available capacity under existing agreements	$ 2,677	$ 2,463
Letters of credit issued inside credit facilities	4	3
Use of available facilities	1,628	1,528
Available capacity under existing agreements	1,049	935
Advances on the revolving credit facility	1,624	1,525
NSPI
Debt Instrument [Line Items]
Letters of credit issued inside credit facilities	63	52
Revolving credit facility
Debt Instrument [Line Items]
Available capacity under existing agreements	1,528	1,629
Borrowings under credit facilities	569	771
Letters of credit issued inside credit facilities	31	65
Use of available facilities	600	836
Available capacity under existing agreements	928	793
Advances on the revolving credit facility	50
Revolving credit facility | Emera
Debt Instrument [Line Items]
Available capacity under existing agreements	$ 900	900
Maturity	Jun. 30, 2024
Revolving credit facility | NSPI
Debt Instrument [Line Items]
Available capacity under existing agreements	$ 600	600
Maturity	Oct. 31, 2024
Revolving credit facility | Emera Maine
Debt Instrument [Line Items]
Available capacity under existing agreements	$ 0	104
Revolving credit facility | ECI
Debt Instrument [Line Items]
Available capacity under existing agreements	$ 28	$ 25
Revolving credit facility | Minimum | ECI
Debt Instrument [Line Items]
Maturity	Dec. 31, 2021
Revolving credit facility | Maximum | ECI
Debt Instrument [Line Items]
Maturity	Dec. 31, 2023